FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME (EXPENSES), NET
FINANCIAL INCOME (EXPENSES), NET

NOTE 13:-FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2024	2023	2022
Financial expenses:
Loss related to non-hedging derivative instruments	$(1,949)	$(1,565)	$(331)
Amortization of marketable securities premiums and accretion of discounts, net	(1,120)	(1,348)	(1,513)
Exchange rate differences	(506)	(205)	—
Loss from financial investments	(1,147)	—	—
Other	(296)	(327)	(358)

	(5,018)	(3,445)	(2,202)
Financial income:
Gain related to non-hedging derivative instruments	16	24	—
Exchange rate differences	—	—	1,325
Gain from financial investments	—	333	937
Interest income, net	2,907	3,036	2,804

	2,923	3,393	5,066

Financial income (expenses), net	$(2,095)	$(52)	$2,864